Asbestos - Asbestos-Related Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Mar. 31, 2015
Insurance [Abstract]
Asbestos liability - current	$ (125.9)	$ (131.6)
Asbestos liability - non-current	(1,176.3)	(1,290.0)
Asbestos liability - Total	(1,302.2)	(1,421.6)
Insurance receivable - current	16.7	16.7
Insurance receivable - non-current	149.0	161.9
Insurance receivable - Total	165.7	178.6
Workers' compensation asset - current	4.1	4.5
Workers' compensation asset - non-current	46.8	45.5
Workers' compensation liability - current	(4.1)	(4.5)
Workers' compensation liability - non-current	(46.8)	(45.5)
Workers' compensation - Total	0.0	0.0
Loan facility	(50.7)	(13.6)
Other net liabilities	(1.0)	(1.5)
Restricted cash and cash equivalents and restricted short-term investment assets of AICF	17.0	22.0
Net AFFA liability	(1,171.2)	(1,236.1)
Deferred income taxes - current		15.9
Deferred income taxes - non-current	384.9	389.3
Deferred income taxes - Total	384.9	405.2
Income tax payable	19.6	19.2
Net Unfunded AFFA liability, net of tax	$ (766.7)	$ (811.7)